Financial instruments and risk management (Details 2) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 907,981	$ 774,154	$ 711,853	$ 741,122
Current trade receivables	76,035	89,244
Assets	5,703,710	5,145,972
Financial liabilities	809,978	653,065	273,035
Lease liabilities	3,061,536	2,891,442	2,708,723
Suppliers	161,237	233,861
Other liabilities	396,132	288,708	$ 249,852
Liabilities	5,338,897	4,903,378
Forward contract [member] | MXN [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	69,156	100,488
Current trade receivables	45,381	54,594
Guarantee deposits	27,710	29,951
Derivative financial assets	271	1,683
Other assets	5,169
Assets	147,687	186,716
Financial liabilities	118,590	186,251
Lease liabilities	19,772	19,655
Suppliers	132,244	142,453
Other liabilities	253,822	57,283
Liabilities	524,428	405,642
Net foreign currency position	(376,741)	(218,926)
Forward contract [member] | Others Currencies [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	31,847	13,287
Current trade receivables	676	34,650
Guarantee deposits	445	514
Assets	32,968	48,451
Lease liabilities	52	73
Suppliers	2,537	2,254
Other liabilities	2,206	2,958
Liabilities	4,795	5,285
Net foreign currency position	$ 28,173	$ 43,166